Stock Options and Warrants	12 Months Ended
Dec. 31, 2014
Stock Options and Warrants [Abstract]
STOCK OPTIONS AND WARRANTS

NOTE 11 – STOCK OPTIONS AND WARRANTS

The Company sponsors a stock-based incentive compensation plan known as the 2013 Equity Compensation Plan (the “Plan”), which was established by the Board of Directors of the Company and approved by the shareholders of the Company in June 2013. A total of 1,500,000 shares were initially reserved for issuance under the plan, of which 552,500 options have been granted, 537,500 shares have been granted, and 410,000 remain available for grant.

The plan allows the Company to grant incentive stock options, non-qualified stock options, stock appreciation right, or restricted stock. The incentive stock options are exercisable for up to ten years, at an option price per share not less than the fair market value on the date the option is granted. The incentive stock options are limited to persons who are regular full-time employees of the Company at the date of the grant of the option. Non-qualified options may be granted to any person, including, but not limited to, employees, independent agents, consultants and attorneys, who the Company’s Board or Compensation Committee believes have contributed, or will contribute, to the success of the Company. Non-qualified options may be issued at option prices of less than fair market value on the date of grant and are exercisable for up to ten years from date of grant. The option vesting schedule for options granted is determined by the Compensation Committee of the Board of Directors at the time of the grant. The Plan provides for accelerated vesting of unvested options if there is a change in control, as defined in the plan.

Prior to establishment of the plan, the Board granted options under terms similar to those described in the preceding paragraphs.

The compensation cost that has been charged against income related to options for the years ended December 31, 2014 and 2013, was $272,804 and $94,998, respectively. No income tax benefit was recognized in the income statement and no compensation was capitalized in any of the years presented.

The Company had the following option activity during the years ended December 31, 2014 and 2013:

	Number of Options	Weighted average exercise price
Outstanding, January 1, 2013	1,484,100	$0.98
Granted - 2013	2,175,000	1.00
Exercised - 2013	0	0
Expired – 2013	(2,479,100)	(1.00)
Balance, December 31, 2013	1,180,000	.97
Granted – 2014	387,500	1.73
Exercised – 2014	0	0
Expired – 2014	(260,000)	(0.39)
Balance, December 31, 2014	1,307,500	$1.31